Filed with the Securities and Exchange Commission on March 24, 2016

Securities Act Registration No. 333-169806

Investment Company Act Registration No. 811-22483

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 23 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 24 ☒

(Check appropriate box or boxes.)

Copeland Trust

(Exact Name of Registrant as Specified in Charter)

Eight Tower Bridge, 161 Washington Street, Suite 1325

Conshohocken, PA 19428

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (484) 351-3700

Corporate Filing Solutions LLC

1400 Peoples Plaza STE 104

Newark, Delaware 19702

(Name and Address of Agent for Service)

With copy to:

Michael P. Malloy, Esq.

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

Approximate date of proposed public offering:  It is proposed that this filing will become effective:

 Immediately upon filing pursuant to paragraph (b)

x On March 31, 2016 pursuant to paragraph (b)

 60 days after filing pursuant to paragraph (a)(1)

 On (date) pursuant to paragraph (a)(1)

 75 days after filing pursuant to paragraph (a)(2)

 On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (“Amendment No. 22”) for the Copeland Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on January 28, 2016.  This Post-Effective Amendment No. 23 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 31, 2016 as the new date upon which Amendment No. 22 shall become effective. This Post-Effective Amendment No. 23 incorporates by reference Parts A, B and C contained in Amendment No. 22.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No 23 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment No. 23 to the Registrant’s Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, State of Pennsylvania, on the 24th day of March 24, 2016.

Copeland Trust

By: /s/ Barbara Grosso

Barbara Grosso

Secretary

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the 24th day of March, 2016.

Stephen M. Wynne*, Trustee

Bruce M. Aronow*, Trustee

Stephen J. Kneeley*, Trustee

Thomas A. Leonard*, Trustee

Edward C. Rorer*, Trustee

Eric C. Brown*, President

Mark W. Giovanniello*, Principal Executive Officer

Steven J. Adams*, Vice-President, Treasurer and Principal Financial Officer

*By: /s/ Barbara Grosso

Barbara Grosso

Attorney-in-Fact